ACCRUALS AND OTHER PAYABLES - Additional Information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2020 USD ($)	Apr. 30, 2020 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Nov. 30, 2021 CNY (¥)
ACCRUALS AND OTHER PAYABLES
Proceeds from non-refundable incentive	$ 1,857	¥ 12,982	$ 1,195	¥ 8,075
Provision of FTE and other services - recognized in other income				¥ 2,821	¥ 2,395	¥ 2,348
Proceeds from non refundable payment							¥ 10,000